KEELEY Small-Mid Cap Value Fund
Schedule of Investments—December 31, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.6%
Banking  — 3.6%
10,868 PacWest Bancorp ................................................ $ 249,421
23,589 Umpqua Holdings Corp. .................................. 421,064
4,414 Wintrust Financial Corp. ................................... 373,071
1,043,556
Broadcasting  — 1.4%
2,392 Nexstar Media Group Inc. ................................ 418,672
Building and Construction  — 6.3%
8,270 Fortune Brands Innovations Inc. ...................... 472,300
8,270 Masterbrand Inc.† .............................................. 62,439
15,470 Summit Materials Inc., Cl. A† ........................... 439,193
5,848 The Howard Hughes Corp.† ............................ 446,904
21,866 Tri Pointe Homes Inc.† ...................................... 406,489
1,827,325
Business Services  — 5.6%
4,234 Lamar Advertising Co., Cl. A, REIT ................. 399,690
22,854 Outfront Media Inc., REIT ................................ 378,919
15,922 Vontier Corp. ..................................................... 307,772
3,372 WEX Inc.† ........................................................... 551,828
1,638,209
Communication Services  — 2.5%
18,714 RXO Inc.† ........................................................... 321,881
5,290 Ziff Davis Inc.† ................................................... 418,439
740,320
Computer Software and Services  — 4.3%
3,767 Black Knight Inc.† .............................................. 232,612
29,421 N-able Inc.† ........................................................ 302,448
4,208 TD SYNNEX Corp. ............................................ 398,540
8,672 Verint Systems Inc.† .......................................... 314,620
1,248,220
Consumer Products  — 5.7%
5,206 Brunswick Corp. ................................................ 375,249
10,676 Kontoor Brands Inc. ........................................... 426,933
5,026 PVH Corp. .......................................................... 354,785
8,378 Spectrum Brands Holdings Inc. ........................ 510,388
1,667,355
Containers and Packaging  — 0.9%
51,553 Ardagh Metal Packaging SA ............................. 247,970
Diversified Industrial  — 10.5%
3,568 Altra Industrial Motion Corp. .......................... 213,188
1,824 Chart Industries Inc.† ........................................ 210,180
5,382 Crane Holdings Co. ........................................... 540,622
10,228 Esab Corp. .......................................................... 479,898
9,854 GXO Logistics Inc.† ........................................... 420,667
3,809 ITT Inc. ............................................................... 308,910
15,387 nVent Electric plc ............................................... 591,938
8,574 XPO Inc.† ............................................................ 285,428
3,050,831
Energy and Utilities  — 12.9%
13,986 Atlantica Sustainable Infrastructure plc ........... 362,237
12,674 ChampionX Corp. .............................................. 367,419
3,832 Chesapeake Energy Corp. ................................. 361,626
2,562 Chord Energy Corp. .......................................... 350,507
3,622 Evergy Inc. ......................................................... 227,933
6,764 International Seaways Inc. ................................ 250,403
16,048 MDU Resources Group Inc. .............................. 486,896
12,410 NRG Energy Inc. ................................................ 394,886
Shares
Market
Value
28,339 Primo Water Corp. ............................................. $ 440,388
41,092 TechnipFMC plc† ............................................... 500,912
3,743,207
Financial Services  — 17.0%
11,940 Air Lease Corp. .................................................. 458,735
11,819 Amerant Bancorp Inc. ....................................... 317,222
19,790 Anzu Special Acquisition Corp. I, Cl. A† ......... 199,879
20,836 Brightsphere Investment Group Inc. ................ 428,805
21,089 Enact Holdings Inc. ........................................... 508,667
21,124 Equitable Holdings Inc. ..................................... 606,259
16,835 FS KKR Capital Corp. ........................................ 294,612
6,186 Popular Inc. ........................................................ 410,255
5,017 SouthState Corp. ................................................ 383,098
12,524 Synovus Financial Corp. ................................... 470,276
20,263 Virtu Financial Inc., Cl. A .................................. 413,568
7,355 Voya Financial Inc. ............................................ 452,259
4,943,635
Food and Beverage  — 2.9%
5,024 Lamb Weston Holdings Inc. ............................. 448,945
7,846 Molson Coors Beverage Co., Cl. B .................... 404,226
853,171
Health Care  — 11.7%
20,970 CareTrust REIT Inc. ........................................... 389,623
11,556 Embecta Corp. .................................................... 292,251
5,566 Enovis Corp.† ..................................................... 297,892
1,172 Laboratory Corp. of America Holdings ........... 275,982
22,398 Organon & Co. ................................................... 625,576
12,584 Perrigo Co. plc ................................................... 428,989
5,280 The Ensign Group Inc. ...................................... 499,541
26,876 The Pennant Group Inc.† .................................. 295,098
32,290 Zimvie Inc.† ....................................................... 301,589
3,406,541
Hotels and Gaming  — 4.1%
8,260 Gaming and Leisure Properties Inc., REIT ...... 430,263
11,032 VICI Properties Inc., REIT ................................. 357,437
5,730 Wyndham Hotels & Resorts Inc. ...................... 408,606
1,196,306
Metals and Mining  — 1.3%
4,867 Kaiser Aluminum Corp. .................................... 369,697
Retail  — 3.9%
10,106 Bath & Body Works Inc. .................................... 425,867
3,209 Penske Automotive Group Inc. ......................... 368,810
9,257 Victoria's Secret & Co.† ..................................... 331,216
1,125,893
Specialty Chemicals  — 3.0%
4,148 Ashland Inc. ....................................................... 446,034
12,884 Valvoline Inc. ..................................................... 420,663
866,697
TOTAL COMMON STOCKS ......................... 28,387,605
WARRANTS  — 0.0%
Financial Services  — 0.0%
7,906 Anzu Special Acquisition Corp. I, expire
12/31/27† ......................................................... 300
7,970 TLG Acquisition One Corp., expire 01/25/28† . 327
TOTAL WARRANTS ....................................... 627

KEELEY Small-Mid Cap Value Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)
2
__________
Shares
Market
Value
SHORT TERM INVESTMENT  — 2.4%
Other Investment Companies  — 2.4%
708,800 Fidelity Government Portfolio, Cl. I, 4.060%* . $ 708,800
TOTAL INVESTMENTS — 100.0%
(Cost $22,910,917) ........................................... $ 29,097,032
* 1 day yield as of December 31, 2022.
† Non-income producing security.
REIT Real Estate Investment Trust